INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Cost and Approximate Fair Values of Securities
The amortized cost of securities and their approximate fair values are as follows as of December 31:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. government corporations
and agencies	$30,760	$86	$11	$30,835
Obligations of states and municipalities	13,598	956	3	14,551
Corporate debt securities	2,006	52	5	2,053
Mortgage-backed securities	42,737	601	81	43,257
SBA loan pools	1,010	114	-	1,124
Marketable equity securities	358	-	-	358
	90,469	1,809	100	92,178
Money market mutual funds included in cash
and cash equivalents	(358)	-	-	(358)
	$90,111	$1,809	$100	$91,820

December 31, 2011:
Debt securities issued by U.S. government corporations
and agencies	$12,500	$45	$3	$12,542
Obligations of states and municipalities	12,916	698	1	13,613
Corporate debt securities	2,509	4	29	2,484
Mortgage-backed securities	26,617	416	166	26,867
SBA loan pools	1,231	122	-	1,353
Marketable equity securities	5,346	-	-	5,346
	61,119	1,285	199	62,205
Money market mutual funds included in cash
and cash equivalents	(5,346)	-	-	(5,346)
	$55,773	$1,285	$199	$56,859

Scheduled Maturities of Securities
The scheduled maturities of securities were as follows as of December 31, 2012:

Fair
Value
(In Thousands)
Due within one year	$502
Due after one year through five years	20,879
Due after five years through ten years	15,152
Due after ten years	10,906
SBA loan pools	1,124
Mortgage-backed securities	43,257
$91,820

Aggregate Fair Value and Unrealized Losses of Securities That Have Been in Continuous Unrealized Loss Position for Less Than Twelve Months and for Twelve Months Or More, and Are Not Other Than Temporarily Impaired
The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more, and are not other than temporarily impaired, are as follows:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2012:
Debt securities issued by U.S. Government
corporations and agencies	$2,989	$11	$-	$-	$2,989	$11
Obligations of states and municipalities	720	3	-	-	720	3
Corporate debt securities	-	-	495	5	495	5
Mortgage-backed securities	8,642	20	118	3	8,760	23
Total temporarily impaired securities	$12,351	$34	$613	$8	$12,964	$42

Other-than-temporarily impaired securities
Mortgage-backed securities	-	-	280	58	280	58
Total temporarily impaired and other-
than-temporarily impaired securities	$12,351	$34	$893	$66	$13,244	$100

December 31, 2011:
Debt securities issued by U.S. Government
corporations and agencies	$1,497	$3	$-	$-	$1,497	$3
Obligations of states and municipalities	898	1	-	-	898	1
Corporate debt securities	1,000	3	473	26	1,473	29
Mortgage-backed securities	6,507	47	496	119	7,003	166
Total temporarily impaired securities	$9,902	$54	$969	$145	$10,871	$199

Other Than Temporary Impairement Losses on Debt Securities
The following table summarizes other-than-temporary impairment losses on debt securities for the year ended December 31, 2012:

Securities
(In Thousands)
Total other-than-temporary impairment losses	$70
Less: unrealized other-than-temporary losses
recognized in other comprehensive loss (1)	(58)

Net impairment losses recognized in earnings (2)	$12

(1)  Represents the noncredit component of the other-than-temporary impairment on the securities.
(2)  Represents the credit component of the other-than-temporary impairment on securities.

Activity Related to Credit Component Recognized on Debt Securities
Activity related to the credit component recognized in earnings on debt securities held by the Company for which a portion of other-than-temporary impairment was recognized in other comprehensive income for the year ended December 31, 2012 is as follows:

Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2011	$0
Additions for the credit component on debt securities in which
other-than-temporary impairment was not previously recognized	12
Balance, December 31, 2012	$12